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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02773

The Gateway Trust
(Exact name of registrant as specified in charter)

Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH 45209
(Address of principal executive offices)          (Zip code)

Geoffrey Keenan
The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH 45209
(Name and address of agent for service)

Registrant’s telephone number, including area code: (513) 719-1100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

GATEWAY FUND PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

SHARES		VALUE (000's)

	COMMON STOCKS - 99.2%
	CONSUMER DISCRETIONARY - 8.9%
115,100	Abercrombie & Fitch Co. - Class A	7,997
205,100	Alderwoods Group, Inc. *	4,067
129,880	Amazon.com, Inc. *	4,172
306,270	American Axle & Manufacturing Holdings, Inc.	5,112
150,100	American Eagle Outfitters, Inc.	6,579
58,300	Aztar Corporation *	3,090
188,175	Best Buy Co., Inc.	10,079
37,950	Black & Decker Corporation	3,011
35,000	Brunswick Corporation	1,092
117,800	Chico's FAS, Inc. *	2,536
154,300	Citadel Broadcasting Company	1,450
91,400	Claire's Stores, Inc.	2,665
262,890	Cooper Tire & Rubber Company	2,645
150,000	Dow Jones & Company, Inc.	5,031
123,200	Eastman Kodak Company	2,760
63,000	Ethan Allen Interiors Inc.	2,184
130,860	Federated Department Stores, Inc.	5,654
692,663	Ford Motor Company *	5,604
128,000	Furniture Brands International, Inc.	2,437
174,250	Gap, Inc.	3,302
173,250	General Motors Corporation	5,762
99,750	Genuine Parts Company	4,302
67,681	Hanesbrands, Inc. *	1,524
56,000	Harrah's Entertainment, Inc.	3,720
502,550	Home Depot, Inc.	18,227
95,300	International Game Technology	3,955
26,300	J. C. Penney Company, Inc.	1,799
2,550	KB HOME	112
8,800	Lear Corporation *	182
175,000	Leggett & Platt, Incorporated	4,380
262,850	Limited Brands	6,963
315,700	Lowe's Companies, Inc.	8,859
233,000	Mattel, Inc.	4,590
359,600	McDonald's Corporation	14,068
69,250	Michaels Stores, Inc.	3,015
77,500	New York Times Company - Class A	1,781
379,900	Newell Rubbermaid Inc.	10,759
189,100	Nordstrom, Inc.	7,999
57,500	OfficeMax Inc.	2,343
38,700	Omnicom Group Inc.	3,622
57,500	OSI Restaurant Partners, Inc.	1,823
385,160	Pier 1 Imports, Inc.	2,858
53,500	Polaris Industries Inc.	2,202
52,000	R. H. Donnelley Corp. *	2,751
106,500	RadioShack Corporation	2,055
790,250	Regal Entertainment Group - Class A	15,663
19,909	Sears Holding Corporation *	3,147
469,950	ServiceMaster Company	5,268
565,860	Sirius Satellite Radio Inc. *	2,213
62,900	Snap-on Incorporated	2,802
126,300	Stanley Works	6,296
211,190	Talbots, Inc.	5,755
55,400	Tiffany & Co.	1,839
123,050	Time Warner Inc.	2,243

GATEWAY FUND PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

SHARES		VALUE (000's)

88,350	TJX Companies, Inc.	2,476
202,970	Tuesday Morning Corporation	2,817
441,750	Tupperware Corporation	8,596
77,200	Urban Outfitters, Inc. *	1,366
75,100	Walt Disney Company	2,321
43,000	Wendy's International, Inc.	2,881
178,980	Westwood One, Inc.	1,267
97,574	Whirlpool Corporation	8,207
25,320	Wyndham Worldwide Corporation *	708
297,030	XM Satellite Radio Holdings Inc. - Class A *	3,829
		280,812
	CONSUMER STAPLES - 7.2%
709,300	Altria Group, Inc.	54,297
97,350	Avon Products, Inc.	2,985
410,150	Coca-Cola Company	18,326
156,150	Colgate-Palmolive Company	9,697
156,250	ConAgra Foods, Inc.	3,825
17,300	Estee Lauder Companies Inc. - Class A	698
117,100	Kimberly-Clark Corporation	7,654
115,850	Loews Corporation - Carolina Group	6,417
35,500	Longs Drug Stores Corporation	1,633
180,780	PepsiCo, Inc.	11,798
793,251	Procter & Gamble Company	49,166
139,460	Reynolds American Inc.	8,642
541,450	Sara Lee Corporation	8,701
71,990	Supervalu, Inc.	2,134
239,713	Vector Group Ltd.	3,888
638,650	Wal-Mart Stores, Inc.	31,498
64,600	Whole Foods Market, Inc.	3,839
		225,198
	ENERGY - 8.6%
82,000	BJ Services Company	2,471
59,500	BP PLC - ADR	3,902
84,000	Chesapeake Energy Corporation	2,434
584,764	Chevron Corporation	37,928
331,762	ConocoPhillips	19,750
66,700	CONSOL Energy Inc.	2,116
90,200	Diamond Offshore Drilling, Inc.	6,528
141,800	Eni SPA - ADR	8,439
72,450	ENSCO International Incorporated	3,175
1,687,432	Exxon Mobil Corporation	113,227
383,700	Halliburton Company	10,916
68,270	Norsk Hydro ASA - ADR	1,537
290,970	Occidental Petroleum Corporation	13,999
83,949	Patterson-UTI Energy, Inc.	1,995
46,000	Peabody Energy Corporation	1,692
118,900	Royal Dutch Shell PLC - Class A - ADR	7,859
296,300	Schlumberger Limited	18,378
135,100	Smith International, Inc.	5,242
208,150	Tidewater Inc.	9,198
46,383	USEC Inc. *	447
1,280	YPF SA - ADR	56
		271,289
	FINANCIALS - 25.2%
68,450	A. G. Edwards, Inc.	3,647
106,400	Aegon NV - ADR	1,997

GATEWAY FUND PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

SHARES		VALUE (000's)

155,400	Allstate Corporation	9,748
92,800	American Express Company	5,204
248,000	American Home Mortgage Investment Corp.	8,648
527,186	American International Group, Inc.	34,931
73,100	Aon Corporation	2,476
239,750	Arthur J. Gallagher & Co.	6,394
157,000	Axa - ADR	5,795
1,559,941	Bank of America Corporation	83,566
39,900	Barclays PLC - ADR	2,026
155,020	Brandywine Realty Trust	5,046
4,891	Capital One Financial Corporation	385
88,650	Capitol Federal Financial	3,152
152,975	Charles Schwab Corporation	2,738
40,800	Chicago Mercantile Exchange	19,513
1,590,515	Citigroup Inc.	79,001
91,000	Colonial Properties Trust	4,351
47,900	Commerce Bancorp, Inc.	1,758
197,677	Converium Holding AG - ADR	1,202
59,048	Countrywide Financial Corporation	2,069
104,100	Eaton Vance Corp.	3,004
394,300	Equity Office Properties Trust	15,677
211,750	Fidelity National Financial, Inc.	8,819
225,000	First Horizon National Corporation	8,552
77,900	FirstMerit Corporation	1,805
95,000	Genworth Financial Inc. - Class A	3,326
75,900	Goldman Sachs Group, Inc.	12,840
33,800	Hartford Financial Services Group, Inc.	2,932
168,700	Healthcare Realty Trust, Inc.	6,480
375,000	Hospitality Properties Trust	17,700
307,500	HSBC Holdings PLC - ADR	28,146
43,000	ING Groep NV - ADR	1,891
1,097,977	JPMorgan Chase & Co.	51,561
69,100	Legg Mason, Inc.	6,969
93,500	Lexington Corporate Properties Trust	1,980
284,723	Lincoln National Corporation	17,676
806,800	Lloyds TSB Group PLC - ADR	32,675
192,100	Marsh & McLennan Companies, Inc.	5,408
59,950	Mercury General Corporation	2,974
113,550	Merrill Lynch & Co., Inc.	8,882
305,350	Morgan Stanley	22,263
33,600	National Australia Bank Limited - ADR	4,583
182,000	Nationwide Financial Services, Inc. - Class A	8,754
425,450	Nationwide Health Properties, Inc.	11,377
107,200	New Century Financial Corporation	4,214
787,900	New York Community Bancorp, Inc.	12,906
91,450	Newcastle Investment Corporation	2,507
85,700	North Fork Bancorporation, Inc.	2,455
89,250	Old Republic International Corporation	1,977
55,700	Royal & Sun Alliance Insurance Group PLC - ADR	778
261,000	Senior Housing Properties Trust	5,570
383,500	St. Paul Travelers Companies, Inc.	17,982
118,600	TCF Financial Corporation	3,118
881,483	U. S. Bancorp	29,283
163,950	Unitrin, Inc.	7,242
513,159	Wachovia Corporation	28,634
279,700	Waddell & Reed Financial, Inc. - Class A	6,923

GATEWAY FUND PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

SHARES		VALUE (000's)

244,200	Washington Mutual, Inc.	10,615
2,260,350	Wells Fargo & Company	81,780
56,250	XL Capital Ltd. - Class A	3,864
		789,769
	HEALTH CARE - 11.5%
413,150	Abbott Laboratories	20,063
158,200	Aetna Inc.	6,257
138,627	Amgen Inc. *	9,916
148,500	Baxter International Inc.	6,751
42,200	Biogen Idec Inc. *	1,885
147,310	Boston Scientific Corporation *	2,179
1,471,030	Bristol-Myers Squibb Company	36,658
109,750	Caremark Rx, Inc.	6,219
28,925	Coventry Health Care, Inc. *	1,490
344,100	Eli Lilly and Company	19,614
49,900	Genentech, Inc. *	4,127
176,950	GlaxoSmithKline PLC - ADR	9,419
787,822	Johnson & Johnson	51,161
119,200	Lincare Holdings Inc. *	4,129
38,813	Medco Health Solutions, Inc. *	2,333
213,500	Medtronic Inc.	9,915
38,600	Mentor Corporation	1,945
1,053,400	Merck & Co., Inc.	44,137
2,413,500	Pfizer Inc.	68,447
143,950	Schering-Plough Corporation	3,180
365,590	UnitedHealth Group Incorporated	17,987
60,000	Universal Health Services, Inc. - Class B	3,596
178,100	WellPoint, Inc. *	13,723
320,300	Wyeth	16,284
		361,415
	INDUSTRIALS - 10.3%
198,150	3M Co.	14,746
81,600	American Power Conversion Corporation	1,792
143,200	AMR Corporation *	3,313
6,750	Avis Budget Group, Inc. *	123
219,252	Boeing Company	17,288
145,000	Briggs & Stratton Corporation	3,995
225,900	Caterpillar Inc.	14,864
12,600	Corporate Executive Board Company	1,133
201,310	CSX Corporation	6,609
15,600	Cummins, Inc.	1,860
66,900	Deere & Company	5,614
265,400	Deluxe Corporation	4,538
70,400	Dun & Bradstreet Corporation *	5,279
27,400	Eaton Corporation	1,886
182,100	Emerson Electric Co.	15,271
2,886,136	General Electric Company	101,881
35,550	Goodrich Corporation	1,440
317,400	Honeywell International Inc.	12,982
161,650	Hubbell Incorporated - Class B	7,743
47,700	Ingersoll-Rand Company Ltd. - Class A	1,812
182,100	JetBlue Airways Corporation *	1,688
74,000	Laidlaw International Inc.	2,023
33,000	Parker-Hannifin Corporation	2,565
87,350	Pentair, Inc.	2,288
112,250	R. R. Donnelley & Sons Company	3,700

GATEWAY FUND PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

SHARES		VALUE (000's)

91,900	Raytheon Company	4,412
55,500	Robert Half International Inc.	1,885
132,700	Southwest Airlines Co.	2,211
210,400	SPX Corporation	11,244
96,150	Standard Register Company	1,269
6,060	Stolt-Nielsen SA - ADR	157
833,500	Synagro Technologies, Inc.	3,517
94,800	Timken Company	2,823
49,000	Tomkins PLC - ADR	876
402,403	Tyco International Ltd.	11,263
247,400	United Parcel Service, Inc. - Class B	17,798
283,500	United Technologies Corporation	17,960
53,900	Volvo AB - ADR	3,218
235,300	Waste Management, Inc.	8,631
		323,697
	INFORMATION TECHNOLOGY - 13.9%
262,600	Activision, Inc. *	3,965
156,371	Adobe Systems Incorporated *	5,856
59,850	ADTRAN, Inc.	1,427
117,575	Advanced Micro Devices, Inc. *	2,922
36,300	Akamai Technologies, Inc. *	1,815
86,000	Altera Corporation *	1,581
135,050	Analog Devices, Inc.	3,969
204,600	Apple Computer, Inc. *	15,760
367,700	Applied Materials, Inc.	6,519
34,300	Autodesk, Inc. *	1,193
181,750	Automatic Data Processing, Inc.	8,604
154,225	Broadcom Corporation - Class A *	4,679
1,153,125	Cisco Systems, Inc. *	26,522
55,400	Cognizant Technology Solutions Corporation - Class A *	4,103
359,275	Corning Incorporated *	8,770
289,900	Dell Inc. *	6,621
52,900	DST Systems, Inc. *	3,262
288,195	eBay Inc. *	8,173
97,550	Electronic Data Systems Corporation	2,392
39,319	First Data Corporation	1,651
71,200	Google Inc. - Class A *	28,615
600,505	Hewlett-Packard Company	22,033
2,177,898	Intel Corporation	44,799
335,350	International Business Machines Corporation	27,479
1,008,000	JDS Uniphase Corporation *	2,208
45,000	KLA-Tencor Corporation	2,001
52,600	Linear Technology Corporation	1,637
576,790	Lucent Technologies Inc. *	1,350
112,000	Maxim Integrated Products, Inc.	3,144
178,450	Microchip Technology Incorporated	5,785
2,437,500	Microsoft Corporation	66,617
496,771	Motorola, Inc.	12,419
86,750	National Semiconductor Corporation	2,041
64,130	NAVTEQ Corporation *	1,675
96,400	NVIDIA Corporation *	2,852
299,580	Openwave Systems Inc. *	2,804
1,204,367	Oracle Corporation *	21,365
98,000	Paychex, Inc.	3,611
354,140	PMC-Sierra, Inc. *	2,104
54,560	Plantronics, Inc.	956

GATEWAY FUND PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

SHARES		VALUE (000's)

410,700	QUALCOMM Incorporated	14,929
68,100	Red Hat, Inc. *	1,436
100,000	Sabre Holdings Corporation - Class A	2,339
239,187	Symantec Corporation *	5,090
368,736	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,540
368,400	Texas Instruments Incorporated	12,249
509,260	United Online, Inc.	6,203
57,800	VeriSign, Inc. *	1,168
122,500	Xilinx, Inc.	2,689
421,150	Yahoo! Inc. *	10,647
		435,569
	MATERIALS - 4.4%
116,670	Alcoa Inc.	3,271
46,500	Avery Dennison Corporation	2,798
52,640	Bowater Incorporated	1,083
308,900	Companhia Siderurgica Nacional SA - ADR	8,782
5,100	Chesapeake Corporation	73
460,448	Dow Chemical Company	17,948
519,400	E. I. du Pont de Nemours and Company	22,251
141,600	Eastman Chemical Company	7,649
120,900	Gerdau SA - ADR	1,638
158,950	Lubrizol Corporation	7,269
198,450	Lyondell Chemical Company	5,035
121,125	MeadWestvaco Corporation	3,211
131,100	Nucor Corporation	6,488
397,650	Olin Corporation	6,108
516,250	Packaging Corporation of America	11,977
262,150	RPM International, Inc.	4,978
297,000	Sonoco Products Company	9,991
140,270	Southern Copper Corporation	12,975
251,900	Worthington Industries, Inc.	4,298
		137,823
	TELECOMMUNICATION SERVICES - 4.2%
1,348,223	AT&T Inc.	43,898
544,150	BellSouth Corporation	23,263
89,900	China Mobile HK Limited - ADR	3,178
1,204,490	Citizens Communications Company	16,911
69,300	France Telecom SA - ADR	1,615
217,330	Sprint Nextel Corporation	3,727
60,400	Telstra Corporation Ltd. - ADR	831
1,070,068	Verizon Communications Inc.	39,732
		133,155
	UTILITIES - 5.0%
115,900	Ameren Corporation	6,118
612,600	Atmos Energy Corporation	17,490
214,500	Consolidated Edison, Inc.	9,910
536,600	Duke Energy Corporation	16,205
208,850	Duquesne Light Holdings Inc.	4,106
39,300	Enel SPA - ADR	1,793
127,000	Energy East Corporation	3,012
304,550	Great Plains Energy Incorporated	9,447
295,500	KeySpan Corporation	12,157
152,000	National Fuel Gas Company	5,525
338,300	NICOR Inc.	14,466
155,550	OGE Energy Corp.	5,617
149,900	ONEOK, Inc.	5,665

GATEWAY FUND PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

SHARES		VALUE (000's)

304,100	Peoples Energy Corporation	12,362
177,450	Pepco Holdings, Inc.	4,289
252,703	Progress Energy, Inc.	11,468
95,950	Public Service Enterprise Group Inc.	5,871
407,400	United Utilities PLC - ADR	10,788
		156,289

	Total common stocks (cost $2,527,389)	3,115,016

CONTRACTS
	PUT OPTIONS - 0.1%
3,712	On S&P 500 Index expiring October 21, 2006 at 1175	74
3,337	On S&P 500 Index expiring October 21, 2006 at 1200	100
3,400	On S&P 500 Index expiring November 18, 2006 at 1200	629
2,795	On S&P 500 Index expiring November 18, 2006 at 1225	761
3,337	On S&P 500 Index expiring December 16, 2006 at 1150	751
3,504	On S&P 500 Index expiring December 16, 2006 at 1175	1,060
3,053	On S&P 500 Index expiring December 16, 2006 at 1200	1,252

	Total put options (cost $17,121)	4,627

	REPURCHASE AGREEMENT - 5.2% **
	4.10% repurchase agreement with U. S. Bank, N. A.
	dated September 29, 2006, due October 2, 2006 (repurchase proceeds $161,961)	161,906

	Total common stocks, put options and repurchase agreement - 104.5%	3,281,549

	CALL OPTIONS - (4.8%) ***
(2,756)	On S&P 500 Index expiring October 21, 2006 at 1250	(24,680)
(6,080)	On S&P 500 Index expiring October 21, 2006 at 1275	(39,794)
(2,757)	On S&P 500 Index expiring October 21, 2006 at 1300	(11,703)
(5,912)	On S&P 500 Index expiring November 18, 2006 at 1275	(42,980)
(2,721)	On S&P 500 Index expiring November 18, 2006 at 1300	(14,000)
(2,912)	On S&P 500 Index expiring December 16, 2006 at 1300	(17,574)

	Total call options outstanding (premiums received $103,679)	(150,731)

	OTHER ASSETS AND LIABILITIES, NET - 0.3%	10,376

	NET ASSETS - 100.0%	$3,141,194

	* Non-income producing.
	** Repurchase agreement fully collateralized by U.S. Government Agency obligations.
	*** The $3,115,016,000 aggregate value of common stocks covers outstanding call options.

	ADR - American Depository Receipt

	Common stocks are grouped by sector.

GATEWAY FUND
NOTES TO PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust is an Ohio business trust, registered under the Investment Company Act of 1940, which is authorized to establish and operate one or more separate series of mutual funds. The Trust currently operates one diversified mutual fund, the Gateway Fund (the Fund). The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by owning a broadly diversified portfolio of common stocks and by selling index call options. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time.

The following is a summary of the Fund’s significant accounting policies related to its Portfolio of Investments:

Investments valuation - The Fund values its portfolio securities as of the close of the regular session of trading on the New York Stock Exchange (the NYSE), normally 4:00 p.m., Eastern time. Securities, other than option contracts, traded on a national stock exchange are valued at the last reported sales price on the primary exchange on which the security is traded. Securities traded in the over-the-counter market, and which are quoted by NASDAQ, are valued at the NASDAQ Official Closing Price. Option contracts (both purchased and written) are valued at the average of the closing bid and asked quotations. Securities, other than option contracts, for which market quotations are not readily available or in which trading has been suspended during the day, and option contracts for which closing market quotations are not considered to reflect option contract values as of the close of the NYSE, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

Investment transactions - Investment transactions are recorded on the trade date.

Option transactions - The Fund purchases index put options and writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

Repurchase agreements - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P., the Adviser.

Federal income taxes - At September 30, 2006, based on a $2,453,861,000 federal tax cost of common stocks and options, gross unrealized appreciation totaled $614,855,000, gross unrealized depreciation totaled $99,804,000 and net unrealized appreciation totaled $515,051,000. The difference between the book cost and the federal tax cost of common stocks and options resulted from the tax deferral of losses on wash sales.

2.	INVESTMENT TRANSACTIONS
For the three months ended September 30, 2006, cost of purchases of investment securities (excluding any short-term investments and U. S. government securities) totaled $118,053,000 and proceeds from sales totaled $87,148,000.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, the premiums received) to enhance earnings on the portfolio securities. However, using these call options limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. For the three months ended September 30, 2006, transactions in written options were as follows:

	Contracts	Premiums (000’s)
Outstanding at June 30, 2006	22,738	$60,682
Options written	37,517	138,660
Options terminated in closing
purchase transactions	(37,117)	(95,663)
Outstanding at September 30, 2006	23,138	$103,679

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of November 20, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings of Form N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibit 99.CERT   Certifications are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Gateway Trust

By	/s/ Walter G. Sall
Walter G. Sall, Chairman

Date:	November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Walter G. Sall
Walter G. Sall, Chairman

Date:	November 20, 2006

By	/s/ Gary H. Goldschmidt
Gary H. Goldschmidt Vice President and Treasurer

Date:	November 20, 2006